Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Income Statement [Abstract]
Revenues	$ 1,524,979		$ 1,524,979					$ 1,524,979
Cost of revenues	760,305		760,305					760,305
Gross profit	764,674		764,674					764,674
Expenses
Compensation and related taxes	1,041,353	81,449	1,468,028	922,392		2,676,462	2,676,462	4,144,490
Consulting fees	130,685	27,171	175,909	1,856,594		2,042,144	2,042,144	2,218,053
Professional fees	289,752	107,464	448,224	370,203	4,605	510,112	514,717	962,941
General and administrative	122,976	68,069	206,982	192,538	5,243	312,244	317,487	524,469
Total operating expenses	1,584,766	284,153	2,299,143	3,341,727	9,848	5,540,962	5,550,810	7,849,953
Operating loss from continuing operations	(820,092)	(284,153)	(1,534,469)	(3,341,727)	(9,848)	(5,540,962)	(5,550,810)	(7,085,279)
Other income (expenses)
Other income				125,000		125,000	125,000	125,000
Realized loss other than temporary decline - available for sale						(112,500)	(112,500)	(112,500)
Interest expense	(229)		(459)			(153)	(153)	(612)
Interest income	349	173	640	173		978	978	1,618
Total other income	120	173	181	125,173		13,325	13,325	13,506
Loss from continuing operations before provision for income taxes	(819,972)	(283,980)	(1,534,288)	(3,216,554)	(9,848)	(5,527,637)	(5,537,485)	(7,071,773)
Provision for income taxes
Loss from continuing operations	(819,972)	(283,980)	(1,534,288)	(3,216,554)	(9,848)	(5,527,637)	(5,537,485)	(7,071,773)
Discontinued operations:
Income (loss) from discontinued operations, net of tax	9,473	(1,302,620)	118,253	(1,329,925)	(99,474)	(1,410,671)	(1,510,145)	(1,391,892)
Net loss	(810,499)	(1,586,600)	(1,416,035)	(4,546,479)	(109,322)	(6,938,308)	(7,047,630)	(8,463,665)
Less: Net loss attributable to non-controlling interest		101		101		10,496	10,496	10,496
Net loss attributable to Marathon Patent Group, Inc.	$ (810,499)	$ (1,586,499)	$ (1,416,035)	$ (4,546,378)	$ (109,322)	$ (6,927,812)	$ (7,037,134)	$ (8,453,169)
Loss per common share, basic and diluted:
Loss from continuing operations	$ (0.19)	$ (0.09)	$ (0.40)	$ (1.16)	$ 0.00	$ (0.15)	$ (0.22)	$ (2.94)
Loss from discontinued operations	$ 0.00	$ (0.41)	$ 0.03	$ (0.48)	$ (0.01)	$ (0.04)	$ (0.06)	$ (0.58)
Income Loss From Operations Basic And Diluted	$ (0.19)	$ (0.50)	$ (0.37)	$ (1.64)	$ (0.01)	$ (0.19)	$ (0.28)	$ (3.51)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted	4,249,120	3,174,716	3,874,283	2,774,609	7,469,388	36,238,712	24,948,719	2,409,025